Fair Value Measurements and Hedging - Interest Rate Swaps (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Derivatives, Fair Value [Line Items]
Notional Amount	$ 53,542
Interest Rate Swap 1
Derivatives, Fair Value [Line Items]
Counterparty	HSH - Star Challenger
Inception	Sep. 30, 2014
Expiry	Sep. 28, 2018
Fixed Rate	1.765%
Notional Amount	$ 6,094
Interest Rate Swap 2
Derivatives, Fair Value [Line Items]
Counterparty	HSH - Star Fighter
Inception	Sep. 30, 2014
Expiry	Sep. 28, 2018
Fixed Rate	1.765%
Notional Amount	$ 6,271
Interest Rate Swap 3
Derivatives, Fair Value [Line Items]
Counterparty	Credit Agricole - Star Borealis
Inception	Nov. 10, 2014
Expiry	Aug. 09, 2018
Fixed Rate	1.72%
Notional Amount	$ 20,044
Interest Rate Swap 4
Derivatives, Fair Value [Line Items]
Counterparty	Credit Agricole - Star Polaris
Inception	Aug. 11, 2014
Expiry	Nov. 09, 2018
Fixed Rate	1.705%
Notional Amount	$ 21,133